Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.34%
Bumble, Inc., Class A(b)(c)	55,448	$431,385
CarGurus, Inc.(b)(c)	51,488	1,689,836
Cinemark Holdings, Inc.	68,304	1,835,328
Electronic Arts, Inc.	151,071	23,036,817
Eventbrite, Inc., Class A(b)	48,818	119,116
Fox Corp., Class A	48	2,676
Gambling.com Group Ltd. (Malta)(b)	13,761	145,454
IAC, Inc.(b)	40,282	1,583,083
Iridium Communications, Inc.	62,706	1,533,789
Liberty Global Ltd., Class A (Belgium)(b)	110,711	1,109,324
Match Group, Inc.	166,743	5,714,283
Nexstar Media Group, Inc., Class A(c)	18,126	3,391,556
Scholastic Corp.(c)	14,991	369,828
TEGNA, Inc.	98,932	1,652,164
Travelzoo(b)(c)	4,606	46,014
Ziff Davis, Inc.(b)(c)	25,907	806,226
ZoomInfo Technologies, Inc., Class A(b)(c)	218,937	2,371,088
		45,837,967
Consumer Discretionary-18.31%
Abercrombie & Fitch Co., Class A(b)	27,280	2,619,426
Academy Sports & Outdoors, Inc.(c)	34,733	1,764,089
Adient PLC(b)	43,898	941,173
ADT, Inc.	330,131	2,756,594
Adtalem Global Education, Inc.(b)	111	12,684
American Eagle Outfitters, Inc.	97,972	1,058,098
Autoliv, Inc. (Sweden)	45,924	5,122,822
AutoNation, Inc.(b)	18,889	3,638,777
BARK, Inc.(b)	84,837	73,079
Booking Holdings, Inc.	262	1,442,064
Boyd Gaming Corp.	39,619	3,363,653
Build-A-Bear Workshop, Inc.(c)	8,225	417,090
Choice Hotels International, Inc.(c)	14,612	1,866,098
Columbia Sportswear Co.(c)	15,673	886,622
Crocs, Inc.(b)	31,305	3,122,048
D.R. Horton, Inc.	191,281	27,322,578
Dave & Buster’s Entertainment, Inc.(b)	13,116	383,512
Designer Brands, Inc., Class A(c)	24,117	68,010
Dutch Bros, Inc., Class A(b)	90,845	5,384,383
eBay, Inc.	313,460	28,759,955
El Pollo Loco Holdings, Inc.(b)(c)	93	958
Etsy, Inc.(b)(c)	64,936	3,783,821
European Wax Center, Inc., Class A(b)(c)	20,163	94,363
Frontdoor, Inc.(b)	45,295	2,649,757
Garrett Motion, Inc. (Switzerland)(c)	123,270	1,607,441
General Motors Co.	653,734	34,870,171
Genesco, Inc.(b)	6,558	157,785
Golden Entertainment, Inc.	11,731	329,876
H&R Block, Inc.	76,659	4,165,650
Harley-Davidson, Inc.(c)	66,085	1,607,848
Hilton Grand Vacations, Inc.(b)(c)	36,741	1,646,732
Hilton Worldwide Holdings, Inc.	313	83,909
Hyatt Hotels Corp., Class A	25,218	3,554,981
Las Vegas Sands Corp.	252,882	13,251,017
Lear Corp.	34,822	3,283,366
Light & Wonder, Inc.(b)	54,958	5,293,555
Lithia Motors, Inc., Class A	15,650	4,507,200
Lovesac Co. (The)(b)	9,060	163,171
Malibu Boats, Inc., Class A(b)	9,752	324,839
Mattel, Inc.(b)	159,468	2,712,551
MGM Resorts International(b)	148,040	5,396,058
NVR, Inc.(b)	1,946	14,691,307
	Shares	Value
Consumer Discretionary-(continued)
PHINIA, Inc.	24,216	$1,227,751
PulteGroup, Inc.	61	6,888
PVH Corp.(c)	28,215	2,071,545
RCI Hospitality Holdings, Inc.	5,038	180,511
Sally Beauty Holdings, Inc.(b)	62,104	604,893
Signet Jewelers Ltd.	25,035	1,980,268
Tapestry, Inc.	141,220	15,255,997
Taylor Morrison Home Corp., Class A(b)	62,499	3,704,941
TopBuild Corp.(b)	15,141	5,608,681
Travel + Leisure Co.	43,258	2,563,036
Ulta Beauty, Inc.(b)	29,918	15,408,069
United Parks & Resorts, Inc.(b)(c)	16,526	782,176
Wynn Resorts Ltd.	58,371	6,364,190
Zumiez, Inc.(b)	9,031	123,815
		251,061,872
Consumer Staples-6.30%
Adecoagro S.A. (Brazil)	9,304	85,504
Boston Beer Co., Inc. (The), Class A(b)	5,913	1,224,464
Bunge Global S.A.	76,960	6,138,330
Coca-Cola Consolidated, Inc.	38,092	4,256,781
Kroger Co. (The)	406,968	28,528,457
Monster Beverage Corp.(b)	502,579	29,526,516
Post Holdings, Inc.(b)	31,107	3,291,432
Seneca Foods Corp., Class A(b)	173	18,118
Spectrum Brands Holdings, Inc.(c)	16,683	892,707
TreeHouse Foods, Inc.(b)	29,639	569,661
US Foods Holding Corp.(b)	142,405	11,866,609
		86,398,579
Energy-9.12%
Borr Drilling Ltd. (Mexico)	135,314	274,687
Chevron Corp.	486,921	73,836,701
Civitas Resources, Inc.	53,673	1,629,512
CNX Resources Corp.(b)(c)	91,154	2,762,878
Delek US Holdings, Inc.	39,988	894,532
HF Sinclair Corp.	102,488	4,503,323
Marathon Petroleum Corp.	208,892	35,551,330
Navigator Holdings Ltd.(c)	23,795	375,247
Par Pacific Holdings, Inc.(b)	31,380	984,704
PrimeEnergy Resources Corp.(b)(c)	297	50,065
REX American Resources Corp.(b)	8,841	462,208
Scorpio Tankers, Inc. (Monaco)	30,011	1,356,797
Seadrill Ltd. (Norway)(b)	39,193	1,142,868
Teekay Corp. Ltd. (Bermuda)	37,081	266,983
World Kinect Corp.	34,856	950,523
		125,042,358
Financials-34.45%
Acadian Asset Management, Inc.	181	7,564
Affiliated Managers Group, Inc.	16,075	3,373,660
Aflac, Inc.	111	11,029
American International Group, Inc.	412,505	32,022,763
Angel Oak Mortgage REIT, Inc.(c)	13,120	121,491
Assured Guaranty Ltd.	31,272	2,644,986
AXIS Capital Holdings Ltd.	56,296	5,282,817
Bancorp, Inc. (The)(b)(c)	24,740	1,562,578
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	29,604	1,347,278
Bank of New York Mellon Corp. (The)	87	8,826
Blue Foundry Bancorp(b)	10,727	91,716
Brighthouse Financial, Inc.(b)	37,392	1,789,207
Cannae Holdings, Inc.(c)	36,419	778,638
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	62,445	$2,300,474
Corebridge Financial, Inc.	157,379	5,596,397
Donegal Group, Inc., Class A	145	2,487
Enova International, Inc.(b)(c)	15,251	1,594,645
Equitable Holdings, Inc.	171,834	8,823,676
Euronet Worldwide, Inc.(b)	28,476	2,767,298
Federated Hermes, Inc., Class B	49,818	2,469,478
Fidelis Insurance Holdings Ltd. (United Kingdom)	40,001	604,415
Fidelity National Information Services, Inc.	334,683	26,577,177
First Citizens BancShares, Inc., Class A	7,737	15,433,458
First Horizon Corp.	323,114	7,047,116
Fiserv, Inc.(b)	376,991	52,379,130
Genworth Financial, Inc., Class A(b)	237,316	1,865,304
Globe Life, Inc.	55,535	7,801,001
Goldman Sachs Group, Inc. (The)	98,513	71,283,022
Granite Point Mortgage Trust, Inc.	31,182	79,514
International Money Express, Inc.(b)(c)	19,954	179,386
Jackson Financial, Inc., Class A	46,530	4,074,167
Loews Corp.	129,077	11,686,632
MetLife, Inc.	403,601	30,653,496
MGIC Investment Corp.	144,453	3,741,333
Navient Corp.(c)	42,715	552,732
Old Republic International Corp.	145,063	5,246,929
OppFi, Inc.(c)	18,733	199,319
P10, Inc., Class A	47,723	586,993
Pathward Financial, Inc.	13,483	1,019,652
PayPal Holdings, Inc.(b)	696,085	47,862,805
Perella Weinberg Partners	36,771	733,214
PROG Holdings, Inc.	24,551	781,704
Radian Group, Inc.	82,688	2,696,456
RenaissanceRe Holdings Ltd. (Bermuda)	29,946	7,299,038
Runway Growth Finance Corp.	26,731	287,358
Sierra Bancorp	9,001	263,909
SiriusPoint Ltd. (Sweden)(b)	58,413	1,145,479
SLM Corp.	35	1,113
SuRo Capital Corp.	14,497	123,079
Synchrony Financial	228,861	15,944,746
Unum Group	103,583	7,438,295
Wells Fargo & Co.	870,223	70,166,080
WEX, Inc.(b)	20,834	3,535,113
World Acceptance Corp.(b)(c)	3,001	472,117
		472,358,290
Health Care-10.38%
4D Molecular Therapeutics, Inc.(b)	24,536	110,412
Azenta, Inc.(b)(c)	29,162	953,597
Centene Corp.(b)	316,979	8,263,643
Cigna Group (The)	191,206	51,124,660
DaVita, Inc.(b)	29,721	4,171,937
Definitive Healthcare Corp.(b)	26,122	101,876
Dynavax Technologies Corp.(b)	72,195	792,701
Exelixis, Inc.(b)	175,670	6,362,767
Fulcrum Therapeutics, Inc.(b)(c)	25,054	168,613
Haemonetics Corp.(b)	30,259	2,240,376
HCA Healthcare, Inc.	122,254	43,276,693
Incyte Corp.(b)	130,234	9,753,224
Molina Healthcare, Inc.(b)	27,931	4,409,467
Option Care Health, Inc.(b)	103,137	3,027,071
Premier, Inc., Class A(c)	51,274	1,101,366
Pro-Dex, Inc.(b)(c)	1,611	80,631
Progyny, Inc.(b)	42,333	995,249
Roivant Sciences Ltd.(b)(c)	267,612	3,040,072
	Shares	Value
Health Care-(continued)
Teleflex, Inc.	18,977	$2,267,752
Tenet Healthcare Corp.(b)	247	39,836
Utah Medical Products, Inc.	2,023	112,479
		142,394,422
Industrials-4.32%
AerCap Holdings N.V. (Ireland)	120,664	12,941,214
AerSale Corp.(b)	23,479	141,813
American Woodmark Corp.(b)	8,097	425,983
Atkore, Inc.(c)	22,400	1,725,248
BlueLinx Holdings, Inc.(b)	5,110	374,410
Builders FirstSource, Inc.(b)	68,026	8,648,145
Carlisle Cos., Inc.	26,624	9,443,799
Cimpress PLC (Ireland)(b)	15,136	837,172
Conduent, Inc.(b)	107,721	286,538
Core & Main, Inc., Class A(b)	54	3,437
Custom Truck One Source, Inc.(b)	50,251	311,054
Griffon Corp.	214	17,392
IBEX Holdings Ltd.(b)	235	6,949
Kelly Services, Inc., Class A	21,239	260,178
Legalzoom.com, Inc.(b)	158	1,420
Maximus, Inc.	31,459	2,323,562
MYR Group, Inc.(b)	9,444	1,827,414
Proto Labs, Inc.(b)	12,590	542,881
RCM Technologies, Inc.(b)	3,597	86,724
REV Group, Inc.	27,941	1,384,476
RTX Corp.	282	44,435
Ryder System, Inc.	26,926	4,785,019
Safe Bulkers, Inc. (Monaco)	38,811	152,527
Science Applications International Corp.	30,530	3,403,484
Taylor Devices, Inc.(b)(c)	118	5,322
Textron, Inc.	112,421	8,742,981
Titan International, Inc.(b)	31,917	270,018
Wabash National Corp.	27,571	274,607
		59,268,202
Information Technology-4.93%
Avnet, Inc.	54,619	2,891,530
Blackbaud, Inc.(b)	21,530	1,451,552
Clear Secure, Inc., Class A	50,190	1,476,088
Clearfield, Inc.(b)(c)	270	11,829
Core Scientific, Inc.(b)(c)	42	569
DoubleVerify Holdings, Inc.(b)	84,906	1,300,760
Dropbox, Inc., Class A(b)(c)	130,314	3,540,631
IPG Photonics Corp.(b)(c)	18,875	1,413,549
Jabil, Inc.	67,595	15,085,176
Nebius Group N.V., Class A (Netherlands)(b)	144,874	7,885,492
ScanSource, Inc.(b)	12,776	496,220
SmartRent, Inc.(b)	109,097	110,188
Twilio, Inc., Class A(b)	109,276	14,096,604
UiPath, Inc., Class A(b)	284,938	3,348,021
VeriSign, Inc.	53,767	14,456,333
		67,564,542
Materials-6.74%
Ashland, Inc.	29,762	1,534,529
Ball Corp.	188,632	10,801,068
CF Industries Holdings, Inc.	109,000	10,118,470
CRH PLC	482,111	46,017,495
Koppers Holdings, Inc.	11,887	390,607
MP Materials Corp.(b)(c)	147	9,040
Reliance, Inc.	32,370	9,391,508
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Ryerson Holding Corp.	18,435	$379,761
Steel Dynamics, Inc.	100,942	12,876,162
Sylvamo Corp.	18,946	872,842
		92,391,482
Real Estate-0.40%
Healthcare Realty Trust, Inc.(c)	226,376	3,477,136
JBG SMITH Properties, (Acquired 01/31/2023 - 07/29/2025; Cost $617,594)(d)	36,078	764,132
Park Hotels & Resorts, Inc.	118,750	1,265,875
		5,507,143
Utilities-1.61%
NRG Energy, Inc.	131,539	21,993,321
Vistra Corp.	273	56,931
		22,050,252
Total Common Stocks & Other Equity Interests (Cost $1,314,510,898)		1,369,875,109

Closed-End Fund-0.04%
Nuveen Churchill Direct Lending Corp.	30,230	494,563
Total Closed-End Fund (Cost $494,835)		494,563
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $1,447,961)	1,447,961	$1,447,961
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,316,453,694)		1,371,817,633
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.38%
Invesco Private Government Fund, 4.32%(e)(f)(g)	8,209,828	8,209,828
Invesco Private Prime Fund, 4.46%(e)(f)(g)	38,186,979	38,194,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,404,577)		46,404,444
TOTAL INVESTMENTS IN SECURITIES-103.43% (Cost $1,362,858,271)		1,418,222,077
OTHER ASSETS LESS LIABILITIES-(3.43)%		(47,020,274)
NET ASSETS-100.00%		$1,371,201,803

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Restricted security. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,335,636	$6,116,510	$(6,004,185)	$-	$-	$1,447,961	$16,150
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,425,128	36,990,057	(43,205,357)	-	-	8,209,828	153,877 *
Invesco Private Prime Fund	38,420,365	58,634,204	(58,859,820)	2,069	(2,202)	38,194,616	412,562 *
Total	$54,181,129	$101,740,771	$(108,069,362)	$2,069	$(2,202)	$47,852,405	$582,589

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.28%
Cogent Communications Holdings, Inc.(b)	1,420	$64,738
Comcast Corp., Class A	107,148	3,560,528
John Wiley & Sons, Inc., Class A(b)	1,292	49,871
Nexstar Media Group, Inc., Class A(b)	869	162,599
Verizon Communications, Inc.	121,304	5,186,959
		9,024,695
Consumer Discretionary-4.51%
Best Buy Co., Inc.	6,089	396,150
Brunswick Corp.(b)	1,888	110,052
Churchill Downs, Inc.(b)	2,076	222,215
D.R. Horton, Inc.	8,837	1,262,277
Dick’s Sporting Goods, Inc.	1,624	343,492
Dillard’s, Inc., Class A	336	156,888
Domino’s Pizza, Inc.	987	457,188
Genuine Parts Co.	3,994	514,747
Haverty Furniture Cos., Inc.(b)	427	8,809
Home Depot, Inc. (The)	28,625	10,519,974
Johnson Outdoors, Inc., Class A(b)	262	8,698
Lithia Motors, Inc., Class A	751	216,288
Lowe’s Cos., Inc.	16,123	3,604,619
McDonald’s Corp.	20,571	6,172,740
NIKE, Inc., Class B	33,892	2,531,393
Polaris, Inc.(b)	1,616	85,503
Pool Corp.(b)	1,083	333,716
Service Corp. International	4,097	312,642
Shoe Carnival, Inc.	789	16,143
Starbucks Corp.	32,697	2,915,265
Thor Industries, Inc.(b)	1,530	139,215
Tractor Supply Co.(b)	15,256	868,829
Williams-Sonoma, Inc.	3,536	661,409
		31,858,252
Consumer Staples-11.92%
Altria Group, Inc.	48,460	3,001,612
Andersons, Inc. (The)	985	35,381
Archer-Daniels-Midland Co.	13,825	749,039
Brown-Forman Corp., Class B(b)	8,733	251,947
Casey’s General Stores, Inc.	1,069	556,019
Church & Dwight Co., Inc.	7,086	664,454
Clorox Co. (The)	3,544	444,985
Coca-Cola Co. (The)	123,832	8,406,954
Colgate-Palmolive Co.	23,315	1,954,963
Costco Wholesale Corp.	12,766	11,995,444
Flowers Foods, Inc.(b)	6,074	96,273
Hershey Co. (The)	4,258	792,542
Hormel Foods Corp.	15,821	444,412
Ingredion, Inc.	1,849	243,217
J&J Snack Foods Corp.(b)	558	62,993
J.M. Smucker Co. (The)	3,061	328,568
Kimberly-Clark Corp.	9,548	1,189,872
Kroger Co. (The)	19,156	1,342,836
Marzetti Co. (The)	795	141,319
McCormick & Co., Inc.	7,270	513,480
Mondelez International, Inc., Class A	37,254	2,409,961
Oil-Dri Corp.of America	296	16,694
PepsiCo, Inc.	39,445	5,440,254
Philip Morris International, Inc.	44,782	7,346,487
Procter & Gamble Co. (The)	67,450	10,149,202
SpartanNash Co.	976	25,903
Sysco Corp.	13,948	1,110,261
Target Corp.	13,072	1,313,736
	Shares	Value
Consumer Staples-(continued)
Tootsie Roll Industries, Inc.(b)	1,203	$45,630
Tyson Foods, Inc., Class A	8,236	430,743
Universal Corp.	709	38,619
Walmart, Inc.	230,183	22,553,330
WD-40 Co.	388	83,187
		84,180,317
Energy-3.84%
Chevron Corp.	50,246	7,619,303
Delek Logistics Partners L.P.	1,537	70,871
Enterprise Products Partners L.P.	62,399	1,933,745
Exxon Mobil Corp.	123,986	13,841,797
MPLX L.P.	29,367	1,541,768
Phillips 66	11,722	1,448,605
Texas Pacific Land Corp.	659	637,998
		27,094,087
Financials-20.58%
1st Source Corp.	704	42,113
Aflac, Inc.	15,556	1,545,644
Alerus Financial Corp.	732	15,474
Allstate Corp. (The)	7,618	1,548,358
American Financial Group, Inc.	2,405	300,384
Ameriprise Financial, Inc.	2,740	1,419,841
AMERISAFE, Inc.	546	24,450
Aon PLC, Class A	6,211	2,209,315
Arbor Realty Trust, Inc.(b)	5,529	61,704
Arrow Financial Corp.	478	12,810
Arthur J. Gallagher & Co.	7,368	2,116,458
Associated Banc-Corp	4,769	117,985
Assurant, Inc.	1,459	273,271
Assured Guaranty Ltd.	1,412	119,427
Atlantic Union Bankshares Corp., Class B(b)	4,100	129,970
BancFirst Corp.(b)	958	119,290
Bank First Corp.(b)	284	33,745
Bank of America Corp.	216,691	10,242,984
Bank of New York Mellon Corp. (The)	20,582	2,088,044
Bank OZK	3,239	159,683
Bar Harbor Bankshares	439	12,749
BlackRock, Inc.	4,457	4,929,487
BOK Financial Corp.(b)	1,847	187,526
Brown & Brown, Inc.	8,247	753,528
Cadence Bank(b)	5,364	186,935
Capital City Bank Group, Inc.	489	19,359
Cass Information Systems, Inc.	383	15,324
Cboe Global Markets, Inc.	3,012	726,012
Chubb Ltd.	11,529	3,067,175
Cincinnati Financial Corp.	4,496	663,205
City Holding Co.(b)	415	50,671
Civista Bancshares, Inc.	445	8,664
CME Group, Inc., Class A	10,367	2,884,929
CNO Financial Group, Inc.	2,852	105,068
Cohen & Steers, Inc.(b)	1,467	107,913
Commerce Bancshares, Inc.	3,840	235,008
Community Financial System, Inc.(b)	1,520	80,104
Community Trust Bancorp, Inc.	519	28,016
Cullen/Frost Bankers, Inc.(b)	1,848	235,454
Donegal Group, Inc., Class A	880	15,092
Enterprise Financial Services Corp.(b)	1,064	58,722
Erie Indemnity Co., Class A	1,329	473,443
Evercore, Inc., Class A	1,113	335,169
FactSet Research Systems, Inc.	1,093	440,370
Federal Agricultural Mortgage Corp., Class C	270	46,513
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Fidelity National Financial, Inc.(b)	7,899	$445,741
Fifth Third Bancorp	19,203	798,269
First American Financial Corp.(b)	2,960	177,748
First Business Financial Services, Inc.	239	11,381
First Community Bankshares, Inc.(b)	524	19,126
First Financial Bankshares, Inc.(b)	4,116	142,496
First Financial Corp.	340	18,207
First Merchants Corp.	1,677	63,927
Franklin Resources, Inc.	15,117	362,808
German American Bancorp, Inc.(b)	1,080	41,494
Globe Life, Inc.	2,377	333,897
Goldman Sachs Group, Inc. (The)	8,827	6,387,129
Hanover Insurance Group, Inc. (The)	1,035	177,637
Hartford Insurance Group, Inc. (The)	8,175	1,016,888
Heritage Financial Corp.	983	22,157
Home BancShares, Inc.	5,681	159,977
Horace Mann Educators Corp.	1,174	49,930
Independent Bank Corp.(b)	1,227	77,976
Independent Bank Corp.	594	18,147
Intercontinental Exchange, Inc.	16,501	3,049,880
International Bancshares Corp.	1,787	121,838
Jack Henry & Associates, Inc.	2,093	355,423
JPMorgan Chase & Co.	79,954	23,685,573
Lakeland Financial Corp.(b)	738	46,767
Main Street Capital Corp.(b)	2,563	165,826
MarketAxess Holdings, Inc.	1,080	221,940
Marsh & McLennan Cos., Inc.	14,177	2,824,058
Mastercard, Inc., Class A	25,930	14,688,567
Mercantile Bank Corp.	465	21,246
MetLife, Inc.	19,312	1,466,746
Moody’s Corp.	5,178	2,670,450
Morgan Stanley	46,157	6,575,526
Morningstar, Inc.	1,216	336,175
MSCI, Inc.	2,228	1,250,710
Nasdaq, Inc.	16,516	1,589,169
NBT Bancorp, Inc.(b)	1,505	62,277
Nelnet, Inc., Class A(b)	742	92,579
Northrim BanCorp, Inc.	158	13,198
Old Republic International Corp.	7,111	257,205
PNC Financial Services Group, Inc. (The)	11,381	2,165,463
Primerica, Inc.(b)	947	251,552
Principal Financial Group, Inc.	6,448	501,848
Prosperity Bancshares, Inc.(b)	2,742	182,672
Prudential Financial, Inc.	10,185	1,054,962
Raymond James Financial, Inc.	5,804	970,022
Regions Financial Corp.	25,863	655,110
Reinsurance Group of America, Inc.	1,900	365,655
RenaissanceRe Holdings Ltd. (Bermuda)	1,400	341,236
Republic Bancorp, Inc., Class A	498	34,292
RLI Corp.	2,641	174,280
S&P Global, Inc.	8,823	4,862,355
S&T Bancorp, Inc.(b)	1,104	40,451
SEI Investments Co.	3,579	315,381
Selective Insurance Group, Inc.	1,747	136,214
ServisFirst Bancshares, Inc.(b)	1,571	123,559
Simmons First National Corp., Class A(b)	3,621	69,415
Southern Missouri Bancorp, Inc.(b)	324	17,525
Southside Bancshares, Inc.(b)	871	25,642
SouthState Corp.	2,920	274,976
State Street Corp.	8,206	917,020
Stock Yards Bancorp, Inc.(b)	850	63,546
T. Rowe Price Group, Inc.	6,337	642,889
	Shares	Value
Financials-(continued)
Tompkins Financial Corp.	414	$26,778
Towne Bank(b)	2,167	75,910
Travelers Cos., Inc. (The)	6,516	1,695,724
TriCo Bancshares(b)	947	38,941
U.S. Bancorp	44,825	2,015,332
UMB Financial Corp.	2,187	240,548
United Bankshares, Inc.	4,088	145,206
United Community Banks, Inc.	3,493	106,536
Unity Bancorp, Inc.	288	14,144
Unum Group	5,014	360,055
Visa, Inc., Class A	49,225	17,005,761
W.R. Berkley Corp.	10,916	751,130
WaFd, Inc.(b)	2,308	67,174
WesBanco, Inc.(b)	2,753	82,948
Westamerica Bancorporation	756	36,212
Wintrust Financial Corp.	1,924	246,233
Zions Bancorporation N.A.	4,246	227,671
		145,389,842
Health Care-13.73%
Abbott Laboratories	50,053	6,316,188
AbbVie, Inc.	50,819	9,605,807
Agilent Technologies, Inc.	8,204	941,901
Amgen, Inc.	15,472	4,565,787
Becton, Dickinson and Co.	8,247	1,470,028
Bristol-Myers Squibb Co.	58,548	2,535,714
Cardinal Health, Inc.	6,868	1,066,051
Cencora, Inc.	5,577	1,595,468
Chemed Corp.	419	172,754
Danaher Corp.	20,589	4,059,327
Elevance Health, Inc.	6,498	1,839,454
Eli Lilly and Co.	27,267	20,179,489
Ensign Group, Inc. (The)(b)	1,653	247,950
Johnson & Johnson	69,224	11,403,962
LeMaitre Vascular, Inc.(b)	648	52,644
McKesson Corp.	3,597	2,494,663
Medtronic PLC	36,889	3,328,863
Merck & Co., Inc.	72,244	5,643,701
National HealthCare Corp.	444	42,637
Perrigo Co. PLC	3,957	105,533
Pfizer, Inc.	163,570	3,809,545
Quest Diagnostics, Inc.	3,211	537,554
ResMed, Inc.	4,219	1,147,315
STERIS PLC	2,830	640,967
Stryker Corp.	10,997	4,318,852
UnitedHealth Group, Inc.	26,099	6,513,266
West Pharmaceutical Services, Inc.	2,065	494,072
Zoetis, Inc.	12,810	1,867,570
		96,997,062
Industrials-11.23%
A.O. Smith Corp.	3,343	236,651
ABM Industries, Inc.	1,789	82,527
Advanced Drainage Systems, Inc.	2,234	256,352
AGCO Corp.	2,143	252,810
Air Lease Corp., Class A	3,214	178,056
Alamo Group, Inc.(b)	347	77,235
Allegion PLC	2,477	410,984
Apogee Enterprises, Inc.(b)	619	25,992
Applied Industrial Technologies, Inc.	1,097	297,836
Automatic Data Processing, Inc.	11,678	3,614,341
Booz Allen Hamilton Holding Corp.	3,571	383,275
Brady Corp., Class A(b)	1,260	88,918
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Broadridge Financial Solutions, Inc.	3,378	$836,089
C.H. Robinson Worldwide, Inc.	3,414	393,702
Carlisle Cos., Inc.	1,245	441,614
Caterpillar, Inc.	13,529	5,925,973
Cintas Corp.	11,617	2,585,363
Comfort Systems USA, Inc.	1,016	714,553
CSG Systems International, Inc.(b)	836	52,217
CSX Corp.	54,045	1,920,759
Cummins, Inc.	3,965	1,457,613
Donaldson Co., Inc.	3,437	247,361
Dover Corp.	3,946	714,778
Eaton Corp. PLC	11,259	4,331,562
Emerson Electric Co.	16,182	2,354,643
Expeditors International of Washington, Inc.	3,941	458,102
Exponent, Inc.	1,460	100,682
Fastenal Co.	33,007	1,522,613
Franklin Electric Co., Inc.	1,312	123,262
GATX Corp.(b)	1,029	157,118
General Dynamics Corp.	7,720	2,405,629
Gorman-Rupp Co. (The)	759	31,240
Graco, Inc.	4,807	403,692
Griffon Corp.	1,353	109,958
HEICO Corp.(b)	1,583	517,324
Hillenbrand, Inc.(b)	2,025	41,938
HNI Corp.(b)	1,340	68,930
Honeywell International, Inc.	18,491	4,111,474
Hubbell, Inc.	1,535	671,532
Huntington Ingalls Industries, Inc.	1,130	315,112
Hyster-Yale, Inc.(b)	409	17,182
IDEX Corp.	2,171	354,980
Illinois Tool Works, Inc.	8,431	2,158,083
Insperity, Inc.	1,084	64,585
ITT, Inc.	2,266	385,129
J.B. Hunt Transport Services, Inc.	2,854	411,119
Kadant, Inc.(b)	338	112,476
L3Harris Technologies, Inc.	5,380	1,478,532
Landstar System, Inc.	1,007	134,304
Lennox International, Inc.	1,022	622,398
Lincoln Electric Holdings, Inc.	1,606	391,061
Lindsay Corp.	312	42,591
Lockheed Martin Corp.	6,742	2,838,247
Masco Corp.	6,068	413,413
Matson, Inc.	941	100,480
Matthews International Corp., Class A(b)	894	21,000
MSA Safety, Inc.	1,132	201,349
Mueller Water Products, Inc., Class A	4,507	111,593
Nordson Corp.(b)	1,625	348,091
Northrop Grumman Corp.	4,142	2,388,319
Oshkosh Corp.	1,851	234,207
Owens Corning	2,449	341,464
Paychex, Inc.	10,362	1,495,547
Republic Services, Inc.	8,990	2,073,544
Robert Half, Inc.(b)	2,939	108,478
Rockwell Automation, Inc.	3,242	1,140,244
RTX Corp.	38,433	6,055,888
Ryder System, Inc.	1,190	211,475
Simpson Manufacturing Co., Inc.(b)	1,204	216,034
Snap-on, Inc.	1,504	483,070
Standex International Corp.	346	57,000
Stanley Black & Decker, Inc.(b)	4,451	301,110
Tennant Co.(b)	535	44,159
Tetra Tech, Inc.	7,580	278,489
	Shares	Value
Industrials-(continued)
Timken Co. (The)	2,011	$153,017
Toro Co. (The)	2,872	213,246
Trane Technologies PLC	6,414	2,809,845
Trinity Industries, Inc.	2,350	54,755
UFP Industries, Inc.(b)	1,737	170,226
Union Pacific Corp.	17,190	3,815,664
United Parcel Service, Inc., Class B	21,112	1,819,010
W.W. Grainger, Inc.	1,382	1,436,644
Waste Management, Inc.	11,577	2,652,985
Watsco, Inc.(b)	1,005	453,134
Watts Water Technologies, Inc., Class A	791	207,495
Xylem, Inc.	7,002	1,012,629
		79,354,101
Information Technology-24.17%
Accenture PLC, Class A (Ireland)	18,009	4,810,204
Amphenol Corp., Class A	34,800	3,706,548
Analog Devices, Inc.	14,278	3,207,267
Apple, Inc.	135,263	28,076,541
Avnet, Inc.	2,414	127,797
Badger Meter, Inc.	849	160,257
Broadcom, Inc.	112,238	32,964,301
CDW Corp.	3,791	661,075
Cisco Systems, Inc.	113,927	7,756,150
Dolby Laboratories, Inc., Class A	1,766	133,050
HP, Inc.	27,025	670,220
International Business Machines Corp.	26,737	6,768,472
Intuit, Inc.	8,028	6,303,024
KLA Corp.	3,806	3,345,588
Lam Research Corp.	36,798	3,489,922
Littelfuse, Inc.(b)	709	182,447
Microchip Technology, Inc.	15,520	1,048,997
Microsoft Corp.	59,031	31,493,038
Motorola Solutions, Inc.	4,801	2,107,543
Oracle Corp.	80,680	20,474,164
Power Integrations, Inc.(b)	1,619	78,554
QUALCOMM, Inc.	31,591	4,636,295
Roper Technologies, Inc.	3,093	1,702,387
Skyworks Solutions, Inc.	4,319	296,024
TE Connectivity PLC (Switzerland)	8,532	1,755,459
Texas Instruments, Inc.	26,137	4,732,365
		170,687,689
Materials-2.84%
Air Products and Chemicals, Inc.	6,401	1,842,720
Albemarle Corp.(b)	3,383	229,536
AptarGroup, Inc.	1,898	298,252
Ashland, Inc.(b)	1,315	67,801
Avery Dennison Corp.	2,251	377,650
Avient Corp.	2,634	83,155
Balchem Corp.	940	143,322
Cabot Corp.	1,545	111,518
Eastman Chemical Co.	3,320	241,065
Ecolab, Inc.	8,159	2,135,700
H.B. Fuller Co.	1,559	87,616
Hawkins, Inc.(b)	596	97,315
Innospec, Inc.	716	57,208
Linde PLC	13,541	6,232,381
LyondellBasell Industries N.V., Class A	9,245	535,563
Materion Corp.	597	62,864
Nucor Corp.	6,641	950,128
PPG Industries, Inc.	6,528	688,704
Quaker Chemical Corp.(b)	507	58,011
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Reliance, Inc.	1,513	$438,967
Royal Gold, Inc.	1,892	286,487
RPM International, Inc.	3,697	434,065
Sherwin-Williams Co. (The)	7,210	2,385,645
Silgan Holdings, Inc.	3,078	143,219
Sonoco Products Co.	2,838	127,909
Steel Dynamics, Inc.	4,271	544,809
Stepan Co.	647	32,848
Vulcan Materials Co.	3,803	1,044,570
Westlake Corp.(b)	3,692	292,775
		20,031,803
Real Estate-1.63%
Agree Realty Corp.	3,164	226,859
Alexandria Real Estate Equities, Inc.	4,975	380,239
American Tower Corp.	13,467	2,806,388
CareTrust REIT, Inc.	5,516	175,409
CubeSmart	6,561	255,289
EastGroup Properties, Inc.	1,511	246,656
Equity LifeStyle Properties, Inc.	5,502	329,680
Essex Property Trust, Inc.(b)	1,851	481,593
First Industrial Realty Trust, Inc.	3,811	185,672
Getty Realty Corp.(b)	1,595	44,325
Gladstone Land Corp.	1,042	9,586
Mid-America Apartment Communities, Inc.	3,366	479,419
NNN REIT, Inc.	5,409	223,175
Prologis, Inc., REIT	26,694	2,850,385
Realty Income Corp., REIT	25,982	1,458,370
Regency Centers Corp.	5,225	373,065
Rexford Industrial Realty, Inc.(b)	6,811	248,806
STAG Industrial, Inc.	5,370	184,352
Terreno Realty Corp.(b)	2,972	164,916
UDR, Inc.	9,534	374,591
Universal Health Realty Income Trust(b)	397	15,400
		11,514,175
Utilities-4.16%
AES Corp. (The)	20,481	269,325
Alliant Energy Corp.	7,390	480,424
Ameren Corp.	7,774	786,185
American Electric Power Co., Inc.	15,371	1,739,075
American States Water Co.	1,109	81,611
American Water Works Co., Inc.	5,611	786,887
Artesian Resources Corp., Class A(b)	270	8,816
Atmos Energy Corp.	4,569	712,398
Avista Corp.(b)	2,320	86,536
Black Hills Corp.	2,084	120,414
Brookfield Infrastructure Partners L.P. (Canada)	13,287	414,554
Brookfield Renewable Partners L.P. (Canada)	8,176	225,249
California Water Service Group	1,713	77,890
Chesapeake Utilities Corp.	669	80,200
CMS Energy Corp.	8,606	635,123
Consolidated Edison, Inc.	10,365	1,072,777
DTE Energy Co.	5,970	826,308
Duke Energy Corp.	22,360	2,719,870
Edison International	11,072	577,073
Entergy Corp.	12,396	1,120,970
Essential Utilities, Inc.	8,068	296,902
	Shares	Value
Utilities-(continued)
Evergy, Inc.	6,622	$468,838
Eversource Energy	10,568	698,545
H2O America	985	47,566
IDACORP, Inc.(b)	1,554	194,763
MGE Energy, Inc.(b)	1,053	89,442
Middlesex Water Co.	514	26,522
National Fuel Gas Co.	2,600	225,654
New Jersey Resources Corp.(b)	2,888	132,588
NextEra Energy, Inc.	59,228	4,208,742
NiSource, Inc.	13,540	574,773
Northwest Natural Holding Co.	1,161	46,347
NorthWestern Energy Group, Inc.	1,765	94,780
OGE Energy Corp.	5,792	263,073
ONE Gas, Inc.(b)	1,723	125,262
Otter Tail Corp.(b)	1,206	93,079
Pinnacle West Capital Corp.	3,433	311,098
Portland General Electric Co.	3,150	129,528
Public Service Enterprise Group, Inc.	14,357	1,289,115
Sempra	18,763	1,532,562
Southern Co. (The)	31,621	2,987,552
Spire, Inc.	1,697	126,376
TXNM Energy, Inc.	2,667	151,459
UGI Corp.(b)	6,168	223,158
Unitil Corp.	466	24,036
WEC Energy Group, Inc.	9,180	1,001,354
Xcel Energy, Inc.	16,591	1,218,443
York Water Co. (The)	413	12,497
		29,415,739
Total Common Stocks & Other Equity Interests (Cost $509,934,876)		705,547,762
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $868,779)	868,779	868,779
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $510,803,655)		706,416,541
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Private Government Fund, 4.32%(c)(d)(e)	2,399,402	2,399,402
Invesco Private Prime Fund, 4.46%(c)(d)(e)	6,249,624	6,250,874
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,650,276)		8,650,276
TOTAL INVESTMENTS IN SECURITIES-101.24% (Cost $519,453,931)		715,066,817
OTHER ASSETS LESS LIABILITIES-(1.24)%		(8,742,994)
NET ASSETS-100.00%		$706,323,823
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$766,849	$4,160,577	$(4,058,647)	$-	$-	$868,779	$7,991
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,748,139	10,399,582	(11,748,319)	-	-	2,399,402	32,338 *
Invesco Private Prime Fund	9,743,106	19,042,045	(22,534,230)	451	(498)	6,250,874	88,083 *
Total	$14,258,094	$33,602,204	$(38,341,196)	$451	$(498)	$9,519,055	$128,412

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Communication Services-12.64%
Verizon Communications, Inc.	902,364	$38,585,085
Walt Disney Co. (The)	55,517	6,612,630
		45,197,715
Consumer Discretionary-11.93%
Home Depot, Inc. (The)	41,284	15,172,283
McDonald’s Corp.	47,885	14,368,852
NIKE, Inc., Class B	175,767	13,128,037
		42,669,172
Consumer Staples-10.46%
Coca-Cola Co. (The)	259,003	17,583,714
Procter & Gamble Co. (The)	86,213	12,972,470
Walmart, Inc.	69,840	6,842,923
		37,399,107
Energy-7.28%
Chevron Corp.	171,720	26,039,621
Financials-14.57%
American Express Co.	21,897	6,553,991
Goldman Sachs Group, Inc. (The)	22,270	16,114,349
JPMorgan Chase & Co.	50,821	15,055,213
Travelers Cos., Inc. (The)	38,943	10,134,526
Visa, Inc., Class A	12,254	4,233,390
		52,091,469
Health Care-17.05%
Amgen, Inc.	61,594	18,176,389
Johnson & Johnson	115,435	19,016,762
Merck & Co., Inc.	232,225	18,141,417
UnitedHealth Group, Inc.	22,636	5,649,040
		60,983,608
	Shares	Value
Industrials-10.90%
3M Co.	78,253	$11,676,913
Caterpillar, Inc.	30,191	13,224,262
Honeywell International, Inc.	63,376	14,091,653
		38,992,828
Information Technology-13.41%
Apple, Inc.	12,102	2,512,012
Cisco Systems, Inc.	264,383	17,999,195
International Business Machines Corp.	66,626	16,866,372
Microsoft Corp.	13,458	7,179,843
NVIDIA Corp.	1,632	290,284
Salesforce, Inc.	11,986	3,096,343
		47,944,049
Materials-1.47%
Sherwin-Williams Co. (The)	15,914	5,265,624
Total Common Stocks & Other Equity Interests (Cost $322,490,120)		356,583,193
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(b)(c) (Cost $277,035)	277,035	277,035
TOTAL INVESTMENTS IN SECURITIES-99.79% (Cost $322,767,155)		356,860,228
OTHER ASSETS LESS LIABILITIES-0.21%		743,068
NET ASSETS-100.00%		$357,603,296

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$385,164	$2,936,327	$(3,044,456)	$-	$-	$277,035	$3,524
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	11,677,480	(11,677,480)	-	-	-	1,573 *
Invesco Private Prime Fund	-	30,025,986	(30,025,986)	-	-	-	4,176 *
Total	$385,164	$44,639,793	$(44,747,922)	$-	$-	$277,035	$9,273

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2025
(Unaudited)

	Shares	Value
Preferred Stocks-100.06%
Banks-52.61%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	422,691	$7,118,116
Series QQ, Pfd., 4.25%(b)	600,854	10,599,065
Series NN, Pfd., 4.38%	497,889	8,867,403
Series SS, Pfd., 4.75%(b)	317,061	6,204,884
Series LL, Pfd., 5.00%(b)	602,800	12,327,260
Series KK, Pfd., 5.38%(b)	640,142	14,038,314
Series HH, Pfd., 5.88%(b)	394,298	9,672,130
Series GG, Pfd., 6.00%(b)	625,469	15,774,328
Bank OZK, Series A, Pfd., 4.63%(b)	229,630	4,030,007
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	295,238	5,919,522
Pfd., 7.38%(b)	262,435	6,946,654
Fifth Third Bancorp, Series K, Pfd., 4.95%(b)	162,086	3,279,000
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	226,349	4,821,234
Flagstar Financial, Inc., Series A, Pfd., 6.38%(b)(c)	337,884	7,051,639
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	328,043	5,875,250
Series J, Pfd., 6.88%(c)	213,228	5,462,901
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	926,487	16,917,653
Series JJ, Pfd., 4.55%(b)	693,092	13,411,330
Series LL, Pfd., 4.63%(b)	856,999	16,891,450
Series GG, Pfd., 4.75%(b)	415,802	8,465,729
Series DD, Pfd., 5.75%(b)	785,776	19,691,547
Series EE, Pfd., 6.00%(b)	856,999	21,853,473
KeyCorp
Series G, Pfd., 5.63%(b)	295,238	6,530,665
Series F, Pfd., 5.65%	278,837	6,165,086
Series E, Pfd., 6.13%(c)	328,043	8,187,953
Pfd., 6.20%(b)(c)	393,651	9,809,783
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	164,021	4,115,287
Series J, Pfd., 7.50%(b)	492,064	13,300,490
Regions Financial Corp.
Series E, Pfd., 4.45%	262,435	4,744,825
Series C, Pfd., 5.70%(b)(c)	328,043	8,158,429
Pfd., 6.95%(b)(c)	328,043	8,371,657
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	196,825	4,050,658
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	606,879	11,755,246
Series O, Pfd., 5.25%(b)	377,249	8,190,076
U.S. Bancorp
Series L, Pfd., 3.75%(b)	328,043	5,084,666
Series M, Pfd., 4.00%(b)	492,064	8,094,453
Series O, Pfd., 4.50%(b)	295,238	5,600,665
Series K, Pfd., 5.50%(b)	377,249	8,725,769
UMB Financial Corp., Pfd., 7.75%(c)	195,644	5,125,873
WaFd, Inc., Series A, Pfd., 4.88%	194,582	3,193,091
Wells Fargo & Co.
Series DD, Pfd., 4.25%	577,608	10,160,125
Series CC, Pfd., 4.38%(b)	485,039	8,706,450
Series AA, Pfd., 4.70%(b)	540,605	10,330,962
Series Z, Pfd., 4.75%	932,277	17,974,301
Series Y, Pfd., 5.63%(b)	318,667	7,622,515
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	196,825	4,397,070
		413,614,984
	Shares	Value
Capital Markets-16.06%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	328,043	$8,470,070
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	393,651	7,672,258
Series D, Pfd., 5.95%(b)	492,064	12,296,679
Morgan Stanley
Series O, Pfd., 4.25%(b)	602,175	10,483,867
Series L, Pfd., 4.88%	231,052	4,632,593
Series K, Pfd., 5.85%(b)	463,182	11,032,995
Series I, Pfd., 6.38%(b)	463,353	11,551,390
Series P, Pfd., 6.50%(b)	463,229	11,858,662
Series Q, Pfd., 6.63%(b)	463,214	11,932,393
Series F, Pfd., 6.88%	392,834	9,919,059
Series E, Pfd., 7.13%(b)	398,541	10,134,898
Northern Trust Corp., Series E, Pfd., 4.70%(b)	262,435	5,301,187
State Street Corp., Series G, Pfd., 5.35% (TSFR3M + 3.97%)	328,043	7,394,089
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	196,825	3,550,723
		126,230,863
Consumer Finance-6.80%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	208,533	3,565,914
Series L, Pfd., 4.38%	331,199	5,752,927
Series J, Pfd., 4.80%(b)	613,336	11,487,783
Series I, Pfd., 5.00%	736,002	14,477,159
Synchrony Financial
Series A, Pfd., 5.63%	492,064	9,698,582
Series B, Pfd., 8.25%(b)(c)	328,043	8,509,435
		53,491,800
Financial Services-3.62%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	194,582	3,276,761
Series A, Pfd., 5.25%(b)	524,868	10,854,270
Jackson Financial, Inc., Pfd., 8.00%(c)	360,847	9,446,975
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	196,825	4,851,736
		28,429,742
Insurance-20.97%
Allstate Corp. (The)
Series I, Pfd., 4.75%	196,825	3,881,389
Series H, Pfd., 5.10%(b)	754,497	16,319,770
Series J, Pfd., 7.38%	393,651	10,597,085
American National Group, Inc.
Series B, Pfd., 6.63%(c)	196,825	4,979,672
Pfd., 7.38%(b)	196,825	4,979,672
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	328,043	5,707,948
Series F, Pfd., 5.45%(b)	216,508	4,486,046
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	162,086	3,330,867
Pfd., 5.63% (Bermuda)(b)	162,086	3,298,450
Athene Holding Ltd.
Series D, Pfd., 4.88%	374,857	6,436,295
Series B, Pfd., 5.63%(b)	224,912	4,504,987
Series A, Pfd., 6.35%(b)(c)	562,245	13,994,278
Series E, Pfd., 7.75%(c)	326,088	8,563,071
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	360,847	7,422,623
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Insurance-(continued)
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	226,980	$2,701,062
Series C, Pfd., 5.38%	377,249	5,070,227
Series A, Pfd., 6.60%(b)	278,837	4,611,964
Series B, Pfd., 6.75%(b)	264,074	4,410,036
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	226,349	5,694,941
Lincoln National Corp., Series D, Pfd., 9.00%	328,043	8,965,415
MetLife, Inc.
Series F, Pfd., 4.75%(b)	656,084	13,285,701
Series E, Pfd., 5.63%(b)	528,148	12,728,367
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	328,043	5,284,773
Series F, Pfd., 5.75% (Bermuda)(b)	164,021	3,616,663
		164,871,302
Total Preferred Stocks (Cost $897,796,238)		786,638,691

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $479,205)	479,205	479,205
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $898,275,443)		787,117,896
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.74%
Invesco Private Government Fund, 4.32%(d)(e)(f)	12,511,519	$12,511,519
Invesco Private Prime Fund, 4.46%(d)(e)(f)	32,567,927	32,574,441
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,085,960)		45,085,960
TOTAL INVESTMENTS IN SECURITIES-105.86% (Cost $943,361,403)		832,203,856
OTHER ASSETS LESS LIABILITIES-(5.86)%		(46,043,940)
NET ASSETS-100.00%		$786,159,916

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,906,043	$(16,426,838)	$-	$-	$479,205	$9,088
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,074,247	17,488,383	(22,051,111)	-	-	12,511,519	197,072 *
Invesco Private Prime Fund	44,360,035	39,640,649	(51,426,435)	3,420	(3,228)	32,574,441	528,268 *
Total	$61,434,282	$74,035,075	$(89,904,384)	$3,420	$(3,228)	$45,565,165	$734,428

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Air Freight & Logistics-2.31%
United Parcel Service, Inc., Class B	294,887	$25,407,464
Banks-14.06%
Associated Banc-Corp	718,559	17,777,150
Atlantic Union Bankshares Corp., Class B	637,314	20,202,854
Regions Financial Corp.	924,062	23,406,491
Simmons First National Corp., Class A	1,026,055	19,669,474
U.S. Bancorp	448,896	20,182,364
United Bankshares, Inc.(b)	485,680	17,251,354
WaFd, Inc.(b)	562,507	16,371,766
WesBanco, Inc.	660,526	19,901,648
		154,763,101
Capital Markets-7.08%
Franklin Resources, Inc.(b)	1,154,274	27,702,576
Main Street Capital Corp.(b)	392,536	25,397,079
T. Rowe Price Group, Inc.	244,412	24,795,598
		77,895,253
Chemicals-3.79%
LyondellBasell Industries N.V., Class A	720,400	41,732,772
Consumer Staples Distribution & Retail-1.99%
Target Corp.	217,458	21,854,529
Containers & Packaging-1.77%
Sonoco Products Co.	431,940	19,467,536
Diversified Telecommunication Services-5.72%
Cogent Communications Holdings, Inc.(b)	820,156	37,390,912
Verizon Communications, Inc.	598,878	25,608,023
		62,998,935
Electric Utilities-8.85%
Edison International	444,961	23,191,367
Evergy, Inc.	257,057	18,199,636
Eversource Energy	299,497	19,796,752
Pinnacle West Capital Corp.	183,598	16,637,651
Portland General Electric Co.	476,836	19,607,496
		97,432,902
Food Products-6.66%
Archer-Daniels-Midland Co.	371,600	20,133,288
Flowers Foods, Inc.	1,440,681	22,834,794
Hormel Foods Corp.	521,400	14,646,126
J.M. Smucker Co. (The)	146,021	15,673,894
		73,288,102
Gas Utilities-5.02%
Northwest Natural Holding Co.	499,857	19,954,291
Spire, Inc.	232,939	17,346,967
UGI Corp.(b)	494,442	17,888,912
		55,190,170
Independent Power and Renewable Electricity Producers-3.51%
AES Corp. (The)	2,936,155	38,610,438
Insurance-1.98%
Prudential Financial, Inc.	210,480	21,801,518
Leisure Products-3.55%
Polaris, Inc.(b)	738,944	39,097,527
Machinery-3.60%
Stanley Black & Decker, Inc.	327,678	22,167,417
Trinity Industries, Inc.	750,434	17,485,112
		39,652,529
	Shares	Value
Media-3.17%
John Wiley & Sons, Inc., Class A(b)	394,899	$15,243,101
Nexstar Media Group, Inc., Class A(b)	104,773	19,604,076
		34,847,177
Multi-Utilities-5.42%
Avista Corp.	557,805	20,806,127
Black Hills Corp.	332,491	19,211,330
NorthWestern Energy Group, Inc.	365,422	19,623,161
		59,640,618
Oil, Gas & Consumable Fuels-3.85%
Chevron Corp.	153,377	23,258,088
Phillips 66	154,767	19,126,106
		42,384,194
Pharmaceuticals-6.20%
Bristol-Myers Squibb Co.	448,664	19,431,638
Perrigo Co. PLC	677,037	18,056,577
Pfizer, Inc.	1,321,567	30,779,295
		68,267,510
Professional Services-1.54%
Robert Half, Inc.(b)	457,896	16,900,941
Semiconductors & Semiconductor Equipment-1.57%
Skyworks Solutions, Inc.	251,857	17,262,279
Specialty Retail-2.18%
Best Buy Co., Inc.	368,201	23,955,157
Technology Hardware, Storage & Peripherals-1.76%
HP, Inc.	781,175	19,373,140
Tobacco-4.26%
Altria Group, Inc.	471,795	29,222,983
Universal Corp.	324,775	17,690,494
		46,913,477
Total Common Stocks & Other Equity Interests (Cost $1,107,333,828)		1,098,737,269

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $1,061,117)	1,061,117	1,061,117
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,108,394,945)		1,099,798,386
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.78%
Invesco Private Government Fund, 4.32%(c)(d)(e)	20,692,012	20,692,012
Invesco Private Prime Fund, 4.46%(c)(d)(e)	53,947,834	53,958,624
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,650,636)		74,650,636
TOTAL INVESTMENTS IN SECURITIES-106.72% (Cost $1,183,045,581)		1,174,449,022
OTHER ASSETS LESS LIABILITIES-(6.72)%		(73,982,473)
NET ASSETS-100.00%		$1,100,466,549
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,989,509	$15,090,035	$(16,018,427)	$-	$-	$1,061,117	$22,979
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,131,321	56,337,477	(71,776,786)	-	-	20,692,012	243,583 *
Invesco Private Prime Fund	94,124,754	151,478,765	(191,644,018)	5,728	(6,605)	53,958,624	654,091 *
Total	$132,245,584	$222,906,277	$(279,439,231)	$5,728	$(6,605)	$75,711,753	$920,653

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Canada-56.08%
BCE, Inc.	1,529,052	$35,672,783
Brookfield Infrastructure Partners L.P.	843,572	26,319,447
Brookfield Renewable Partners L.P.	1,398,733	38,535,094
Canadian Imperial Bank of Commerce	320,701	22,910,880
Canadian National Railway Co.	123,008	11,495,098
Canadian Natural Resources Ltd.	944,019	29,925,402
Enbridge, Inc.	680,787	30,832,843
FirstService Corp.	18,420	3,632,792
Fortis, Inc.	403,973	19,782,558
Franco-Nevada Corp.	28,304	4,509,676
Imperial Oil Ltd.(a)	196,442	16,397,014
Magna International, Inc.(a)	807,612	33,112,092
Nutrien Ltd.	343,151	20,355,717
Open Text Corp.	714,980	21,041,861
RB Global, Inc.	57,798	6,257,212
Restaurant Brands International, Inc.	255,606	17,345,423
Royal Bank of Canada	142,800	18,344,088
Stantec, Inc.	31,939	3,492,849
TC Energy Corp.	528,539	25,306,447
TELUS Corp.(a)	2,033,708	32,742,699
TFI International, Inc.	126,836	11,056,294
Thomson Reuters Corp.	31,773	6,383,514
Toronto-Dominion Bank (The)	344,774	25,127,129
TransAlta Corp.(a)	1,021,983	12,314,895
		472,893,807
Denmark-1.00%
Novo Nordisk A/S, ADR	179,247	8,437,156
Germany-0.54%
SAP SE, ADR(a)	15,810	4,532,727
India-1.90%
Infosys Ltd., ADR(a)	845,238	14,132,380
Reliance Industries Ltd., GDR(a)(b)	30,356	1,910,812
		16,043,192
Indonesia-4.06%
PT Telkom Indonesia (Persero) Tbk, ADR(a)	1,943,497	34,205,547
Japan-3.35%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	811,448	11,279,127
Sony Group Corp., ADR(a)	108,288	2,633,564
Sumitomo Mitsui Financial Group, Inc., ADR	949,706	14,378,549
		28,291,240
Mexico-4.09%
America Movil S.A.B. de C.V., ADR	978,698	17,685,073
Coca-Cola FEMSA S.A.B. de C.V., ADR	202,002	16,774,246
		34,459,319
Philippines-4.07%
PLDT, Inc., ADR(a)	1,486,803	34,315,413
	Shares	Value
Switzerland-1.22%
Logitech International S.A., Class R(a)	110,614	$10,273,828
United Kingdom-11.81%
British American Tobacco PLC, ADR	737,424	39,584,920
Diageo PLC, ADR(a)	192,342	18,839,899
National Grid PLC, ADR(a)	333,632	23,484,357
Pearson PLC, ADR(a)	689,583	9,812,766
RELX PLC, ADR	151,603	7,866,680
		99,588,622
United States-11.77%
Amcor PLC	3,385,862	31,657,810
Amdocs Ltd.	128,819	10,995,990
Novartis AG, ADR	164,618	18,723,651
Pentair PLC	53,711	5,489,264
Sanofi S.A., ADR	502,079	22,914,886
Waste Connections, Inc.	17,500	3,266,725
Willis Towers Watson PLC	19,621	6,196,508
		99,244,834
Total Common Stocks & Other Equity Interests (Cost $768,624,707)		842,285,685
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $428,556)	428,556	428,556
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $769,053,263)		842,714,241
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.88%
Invesco Private Government Fund, 4.32%(c)(d)(e)	27,763,271	27,763,271
Invesco Private Prime Fund, 4.46%(c)(d)(e)	72,405,526	72,420,007
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,183,278)		100,183,278
TOTAL INVESTMENTS IN SECURITIES-111.82% (Cost $869,236,541)		942,897,519
OTHER ASSETS LESS LIABILITIES-(11.82)%		(99,649,033)
NET ASSETS-100.00%		$843,248,486
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$216,653	$7,717,767	$(7,505,864)	$-	$-	$428,556	$9,037
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,329,050	157,458,056	(170,023,835)	-	-	27,763,271	401,191 *
Invesco Private Prime Fund	104,904,546	273,455,786	(305,940,779)	6,633	(6,179)	72,420,007	1,094,545 *
Total	$145,450,249	$438,631,609	$(483,470,478)	$6,633	$(6,179)	$100,611,834	$1,504,773

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025, for each Fund (except for Invesco Dow Jones Industrial Average Dividend ETF). As of July 31, 2025, all of the securities in Invesco Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,369,875,109	$-	$-	$1,369,875,109
Closed-End Fund	494,563	-	-	494,563
Money Market Funds	1,447,961	46,404,444	-	47,852,405
Total Investments	$1,371,817,633	$46,404,444	$-	$1,418,222,077
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$705,547,762	$-	$-	$705,547,762
Money Market Funds	868,779	8,650,276	-	9,519,055
Total Investments	$706,416,541	$8,650,276	$-	$715,066,817
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$786,638,691	$-	$-	$786,638,691
Money Market Funds	479,205	45,085,960	-	45,565,165
Total Investments	$787,117,896	$45,085,960	$-	$832,203,856
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,098,737,269	$-	$-	$1,098,737,269
Money Market Funds	1,061,117	74,650,636	-	75,711,753
Total Investments	$1,099,798,386	$74,650,636	$-	$1,174,449,022

	Level 1	Level 2	Level 3	Total
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$840,374,873	$1,910,812	$-	$842,285,685
Money Market Funds	428,556	100,183,278	-	100,611,834
Total Investments	$840,803,429	$102,094,090	$-	$942,897,519